Debt and Capital Lease Obligations - Schedule of Debt and Capital Lease Obligations (Details) - USD ($) $ in Thousands	Jan. 31, 2018	Mar. 31, 2017	Jan. 31, 2017
Debt Instrument [Line Items]
Carrying amount of debt	$ 1,097,476
Capital lease obligations	4,949		$ 2,393
Total debt and capital lease obligations	1,102,425		1,159,184
Discount on debt	(2,527)		(3,089)
Deferred debt issuance costs	(8,886)		(10,853)
Current maturities of capital lease obligations	(907)		(849)
Long-term debt and capital lease obligations	1,090,105		1,144,393
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Deferred debt issuance costs	(5,200)		(5,700)
Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Carrying amount of debt	77,000		177,500
Deferred debt issuance costs		$ (2,800)
Senior Notes [Member]
Debt Instrument [Line Items]
Carrying amount of debt	227,000		227,000
Secured Debt [Member] | Class A Notes [Member]
Debt Instrument [Line Items]
Carrying amount of debt	0		12,166
Secured Debt [Member] | Class B Notes [Member]
Debt Instrument [Line Items]
Carrying amount of debt	0		165,900
Secured Debt [Member] | 2016-A Class A Notes [Member]
Debt Instrument [Line Items]
Carrying amount of debt	0		64,732
Secured Debt [Member] | 2016-A Class B Notes [Member]
Debt Instrument [Line Items]
Carrying amount of debt	0		70,510
Secured Debt [Member] | 2016-A Class C Notes [Member]
Debt Instrument [Line Items]
Carrying amount of debt	0		70,510
Secured Debt [Member] | 2016-B Class A Notes [Member]
Debt Instrument [Line Items]
Carrying amount of debt	0		256,513
Secured Debt [Member] | 2016-B Class B Notes [Member]
Debt Instrument [Line Items]
Carrying amount of debt	73,589		111,960
Secured Debt [Member] | 2017-A Class A Notes [Member]
Debt Instrument [Line Items]
Carrying amount of debt	59,794		0
Secured Debt [Member] | 2017-A Class B Notes [Member]
Debt Instrument [Line Items]
Carrying amount of debt	106,270		0
Secured Debt [Member] | 2017-A Class C Notes [Member]
Debt Instrument [Line Items]
Carrying amount of debt	50,340		0
Secured Debt [Member] | 2017-B Class A Notes [Member]
Debt Instrument [Line Items]
Carrying amount of debt	292,663		0
Secured Debt [Member] | 2017-B Class B Notes [Member]
Debt Instrument [Line Items]
Carrying amount of debt	132,180		0
Secured Debt [Member] | 2017-B Class C Notes [Member]
Debt Instrument [Line Items]
Carrying amount of debt	$ 78,640		$ 0